Shareholder Report, Line Graph (Details) 198124_SGI Dynamic Tactical ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Mar. 29, 2023	Aug. 31, 2026
SGI Dynamic Tactical ETF
Account Value [Line Items]
Line Graph and Table Measure Name					SGI Dynamic Tactical ETF
Accumulated Value	$ 12,739	$ 12,338	$ 10,390	$ 10,000	$ 14,376
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Total Return Index
Accumulated Value	16,604	14,329	11,270	10,000	$ 19,988
75% S&P 500 Total Return Index/25% Bloomberg Aggregate Bond [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					75% S&P 500 Total Return Index/25% Bloomberg Aggregate Bond
Accumulated Value	$ 15,011	$ 13,319	$ 10,920	$ 10,000	$ 17,357